Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Deferred income tax expense (benefit)	$ 0	$ 0
Deferred tax assets change in valuation allowance	23,802	30,401
Deferred tax assets, operating loss carryforwards, domestic	340,350	312,967
Deferred tax assets, operating loss carryforwards, not subject to expiration	322,607
Payroll tax liability capped per year	250
Income tax reconciliation tax credit research	$ 250
Income tax credit carryforward expiration period	20 years
Percentage of cumulative changes in ownership interest subject to annual limitation	50.00%
Period of cumulative changes in ownership interest	3 years
U.S. federal [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	$ 6,824	6,234
Orphan Drug Credit [Member] | U.S. federal [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	2,027
Expiration Through 2037 [Member]
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	17,743
Expiration Through 2039 [Member]
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards, state	316,668	290,500
Expiration Through 2033 [Member] | State [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	$ 2,084	$ 1,959